Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 14 — Fair Value Measurements

Fair Values — Recurring

The following table summarizes the outstanding derivative instruments and the fair value hierarchy for the Company’s derivative assets and liabilities that are required to be measured at fair value on a recurring basis:

(in thousands)	Level 1	Level 2	Level 3	Total Fair Value
June 30, 2022
Assets
Natural gas swap	$—	$245	$—	$245
Interest rate swap	—	4,720	—	4,720
Liabilities
Natural gas swap	$—	$55	$—	$55
Warrant liabilities	—	—	52,730	52,730
(in thousands)	Level 1	Level 2	Level 3	Total Fair Value
December 31, 2021
Assets
Interest rate swap	$—	$439	$—	$439
Liabilities
Natural gas swap	$—	$178	$—	$178
Interest rate swap	—	727	—	727
Warrant liabilities	—	—	67,290	67,290

Financial Instruments Fair Value

As of June 30, 2022 and December 31, 2021, the fair value of other financial instruments including cash and cash equivalents, prepaid expenses, accounts payable, and accrued and deferred expenses approximate the carrying values because of the short-term maturity of those items. See “Note 10 — Debt” for the fair value of the Company’s debt.

Fair Values — Nonrecurring

The fair value measurements of goodwill, assets acquired and liabilities assumed, including below-market contracts assumed, in the business combinations are measured on a nonrecurring basis on the acquisition date based on inputs that are not observable in the market, and therefore, represent Level 3 inputs and measurements. See “Note 8 — Goodwill and Intangible Assets” and “Note 4 — Business Combinations and Reverse Recapitalization.”

There were no transfers between fair value hierarchy levels for the six months ended June 30, 2022 and the year ended December 31, 2021.

NOTE 15 — Fair Value Measurements

Fair Values — Recurring

The Company’s Public Warrants and Private Placement Warrants were assumed in connection with the Business Combinations and are accounted for as liabilities carried at fair value prior to their exercise. The fair value of the Public Warrants was based on observable listed prices on the NYSE. Therefore, the Company designated the Public Warrant liabilities as Level 1 financial liabilities prior to their exercise. The fair value of the Private Placement Warrants is determined using the Black-Scholes option pricing model with observable and estimated inputs. Therefore, the Company has designated the Private Placement Warrant liabilities as Level 3 financial liabilities for which there is no current market such that the determination of fair value requires significant judgement or estimation. See “Note 13 — Derivatives Instruments” for quantitative inputs and assumptions for fair value measurements of the Private Placement Warrants.

The Company has a natural gas variable to fixed-priced swap agreement that is accounted for as a derivative. Changes in fair value of such agreement are recognized in earnings. The fair value of the Company’s natural gas derivative instruments are measured using an industry-standard pricing model, and the fair value of the natural gas derivative was calculated by discounting future net cash flows that were based on a forward price curve for natural gas over the life of the contract, and adjusted for each counterparty’s credit rate risk, which are considered as Level 2 measurement.

The Company entered into an interest rate swap in December 2021, that locks in a fixed interest rate of 1.094% in exchange for a floating interest rate that resets monthly based on LIBOR, and net gains and losses are recognized currently in gain (loss) on derivative contracts. The fair value of the Company’s interest rate swap is measured using observable benchmark rates at commonly quoted intervals for the term of interest rate swap contracts, which is considered a Level 2 measurement.

There were no outstanding derivative instruments as of December 31, 2020.

The following table summarizes the outstanding derivative instruments and the fair value hierarchy for the Company’s derivative assets and liabilities that are required to be measured at fair value on a recurring basis:

(in thousands)	Level 1	Level 2	Level 3	Total Fair Value
December 31, 2021
Assets
Interest rate swap	$—	$439	$—	$439
Liabilities
Private Placement Warrant liabilities	$—	$—	$67,290	$67,290
Natural gas swap	—	178	—	178
Interest rate swap	—	727	—	727

Financial Instruments Fair Value

As of December 31, 2021 and 2020, the fair value of other financial instruments including cash and cash equivalents, prepaid expenses, accounts payable, and accrued and deferred expenses approximate the carrying values because of the short-term maturity of those items. See “Note 11 — Debt” for the fair value of the Company’s debt.

Fair Values — Nonrecurring

The Company applies the provisions of the fair value measurement standard on a nonrecurring basis to non-financial assets and liabilities, including goodwill, assets acquired and liabilities assumed in business combinations, below-market contracts, and asset retirement obligations. These assets and liabilities are not measured at fair value on a recurring basis but are subject to fair value adjustments when facts and circumstances arise that indicate a need for remeasurement.

The fair value measurements of goodwill, assets acquired and liabilities assumed, including below-market contracts assumed, in the business combinations are measured on a nonrecurring basis on the acquisition date based on inputs that are not observable in the market, and therefore, represent Level 3 inputs and measurements. See “Note 9 — Goodwill and Intangible Assets” and “Note 4 — Business Combinations and Reverse Recapitalization”.

The fair value of the asset retirement obligations is measured using expected cash outflows associated with the ARO, adjusted for inflation and discounted at our credit-adjusted risk-free rate when the liability is initially recorded. ARO estimates are derived from historical costs and management’s expectations of future cost elements, and therefore, represent Level 3 measurements. See “Note 14 — Asset Retirement Obligations.”

There were no transfers between fair value hierarchy levels for the years ended December 31, 2021 and 2020.